UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

New Jersey - 99.7%	$ 7,220	ABN AMRO MuniTops Certificates Trust, New Jersey, GO, Refunding, VRDN, Series 2004-17, 3.46%
		due 7/15/2011 (g)(h)(i)	$ 7,220

	9,995	ABN AMRO MuniTops Certificates Trust, New Jersey, Revenue Bonds, VRDN, Series 2005-46, 3.46%
		due 7/01/2013 (e)(h)(i)	9,995

	1,400	Alexandria Township, New Jersey, GO, BAN, 4% due 12/17/2008	1,411

	3,520	BB&T Municipal Trust, Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
		Revenue Refunding Bonds, FLOATS, VRDN, Series 2044, 3.48% due 1/01/2029 (g)(h)(i)	3,520

	1,711	Berkeley Heights Township, New Jersey, BAN, 4.125% due 2/20/2008	1,712

	2,090	Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN, 3.47% due 9/01/2026 (h)	2,090

	2,985	Chester, New Jersey, Board of Education, GO, GAN, 4.125% due 8/15/2008	2,991

	3,700	Clark Township, New Jersey, GO, BAN, 4% due 3/28/2008	3,703

	1,730	Demarest, New Jersey, School District, GO, Temporary Notes, 4% due 7/11/2008	1,732

	3,000	Deutsche Bank SPEARs/LIFERs Trust, New Jersey State Transportation Trust Fund Authority Revenue Bonds,
		SPEARs, VRDN, Series DB-447, 3.49% due 12/15/2036 (a)(f)(h)(i)	3,000

	24,185	East Brunswick Township, New Jersey, GO, BAN, 4% due 1/10/2008	24,189

	13,195	East Brunswick Township, New Jersey, GO, BAN, 3.50% due 1/09/2009	13,260

	9,735	East Windsor Township, New Jersey, GO, BAN, 3.75% due 11/28/2008	9,769

	3,309	Edgewater, New Jersey, GO, BAN, 4% due 6/13/2008	3,313

	5,660	Egg Harbor, New Jersey, GO, BAN, 4% due 2/15/2008	5,662

	7,062	Elmwood Park, New Jersey, Board of Education, GO, Temporary Notes, 3.75% due 11/14/2008	7,089

	5,500	Essex County, New Jersey, Utility Authority, Water System Project Revenue Notes, 3.75% due 11/14/2008	5,519

	3,934	Evesham Township, New Jersey, GO, BAN, 4.125% due 8/08/2008	3,942

	1,037	Hillsborough Township, New Jersey, GO, BAN, 3.75% due 12/12/2008	1,044

	4,495	Howell Township, New Jersey, GO, BAN, Series B, 4% due 9/16/2008	4,503

	6,260	Howell Township, New Jersey, GO, TAN, 4% due 3/06/2008	6,263

Portfolio Abbreviations

To simplify the listings of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERs	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
CRVS	Custodial Residual and Variable Securities	ROCS	Reset Options Certificates
EDA	Economic Development Authority	S/F	Single-Family
EDR	Economic Development Revenue Bonds	SPEARs	Short Puttable Exempt Adjustable Receipts
FLOATS	Floating Rate Securities	TAN	Tax Anticipation Notes
GAN	Grant Anticipation Notes	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 48,420	Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 3.50% due 12/01/2021 (g)(h)(i)	$ 48,420

6,745	Jefferson Township, New Jersey, GO, BAN, 4% due 2/01/2008	6,748

6,401	Keyport, New Jersey, GO, BAN, 4.125% due 8/08/2008	6,413

2,000	Kinnelon, New Jersey, GO, BAN, 4.25% due 2/29/2008	2,002

1,485	Lakewood Township, New Jersey, GO, BAN, 4.25% due 7/11/2008	1,488

4,200	Lehman Municipal Trust Receipts, New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds, FLOATS, VRDN, Series 2005-L26U, 3.14% due 7/01/2012 (f)(h)(i)	4,200

16,580	Lehman Municipal Trust Receipts, New Jersey State Transportation Trust Fund Authority, Revenue Refunding
	Bonds, FLOATS, VRDN, Series 2006-P27U, 3.15% due 12/15/2023 (h)(i)	16,580

1,160	Long Beach Township, New Jersey, GO, BAN, Series A, 3.50% due 12/18/2008	1,164

3,670	Lower Township, New Jersey, GO, BAN, 4% due 5/30/2008	3,674

3,637	Maple Shade Township, New Jersey, GO, BAN, 4% due 8/01/2008	3,641

12,150	Mercer County, New Jersey, GO, BAN, Series B, 3.50% due 6/13/2008	12,180

2,500	Middlesex County, New Jersey, GO, BAN, 3.75% due 3/27/2008	2,502

4,025	Middlesex, New Jersey, GO, BAN, 4% due 5/23/2008	4,030

3,100	Montville Township, New Jersey, GO, BAN, 4% due 5/23/2008	3,105

2,650	Morristown, New Jersey, GO, TAN, 4% due 2/13/2008	2,651

15,000	New Jersey EDA, CP, 3.44% due 2/06/2008	15,000

12,800	New Jersey EDA, CP, 3.60% due 2/07/2008	12,800

12,500	New Jersey EDA, CP, 3.01% due 2/12/2008	12,500

5,400	New Jersey EDA, EDR (The Frisch School Project), VRDN, 3.35% due 5/01/2036 (h)	5,400

7,155	New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT, 3.53% due 12/01/2026 (h)	7,155

5,800	New Jersey EDA, EDR (Morris Museum Project), VRDN, 3.37% due 2/01/2031 (h)	5,800

3,620	New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A, 3.62% due 11/01/2026 (h)	3,620

1,910	New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B, 3.62% due 11/01/2011 (h)	1,910

9,100	New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), VRDN, 3.42% due 9/01/2030 (h)	9,100

5,400	New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro West), VRDN, 3.48%
	due 12/01/2018 (h)	5,400

5,200	New Jersey EDA, EDR, Refunding (Lawrenceville School Project), VRDN, Series B, 3.10% due 7/01/2026 (h)	5,200

6,860	New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), VRDN, 3.40% due 10/01/2023 (h)	6,860

39,000	New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project), VRDN, AMT, Series A,
	3.56% due 6/01/2026 (a)(h)	39,000

18,835	New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series B, 3.33% due 10/01/2035 (h)	18,835

5,265	New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series C, 3.33% due 10/01/2010 (h)	5,265

2,550	New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN, 3.48% due 4/01/2029 (h)	2,550

30,470	New Jersey EDA, Revenue Bonds, FLOATS, VRDN, Series 1515, 3.48% due 9/01/2036 (h)(i)	30,470

1,740	New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN, 3.48% due 2/01/2022 (h)	1,740

21,945	New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series B-02, 3.50% due 6/15/2020 (g)(h)(i)	21,945

6,485	New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series D41, 3.50% due 9/01/2017 (f)(h)(i)	6,485

3,375	New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project), VRDN, 3.48% due 9/01/2021 (h)	3,375

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 23,550	New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series A, 3.42% due 4/01/2031 (h)	$ 23,550

12,100	New Jersey EDA, Revenue Bonds, ROCS, VRDN, Series II-R-309, 3.50% due 6/15/2031 (b)(h)(i)	12,100

2,910	New Jersey EDA, Revenue Bonds (Urban League Project), VRDN, 3.48% due 8/01/2019 (h)	2,910

29,475	New Jersey EDA, Revenue Refunding Bonds (Cedar Crest Village, Inc.), VRDN, Series B, 3.37%
	due 1/01/2036 (h)	29,475

2,800	New Jersey EDA, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 78G, 3.52% due 1/01/2037 (h)(i)	2,800

6,100	New Jersey EDA, Revenue Refunding Bonds (Presbyterian Homes), VRDN, Series B, 3.42% due 4/01/2016 (h)	6,100

12,450	New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN, Sub-Series R-1, 3.27%
	due 9/01/2031 (h)	12,450

7,100	New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN, Sub-Series R-2, 3.26%
	due 9/01/2031 (h)	7,100

1,500	New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN, Sub-Series R-3, 3.35%
	due 9/01/2031 (h)	1,500

19,400	New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN, AMT, 3.50%
	due 7/01/2030 (h)	19,400

7,000	New Jersey EDA, Thermal Energy Facilities Revenue Bonds (Marina Energy LLC), VRDN, AMT, Series A,
	3.43% due 9/01/2031 (h)	7,000

11,340	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's Specialized Hospital
	Project), VRDN, Series B, 3.38% due 7/01/2036 (h)	11,340

4,213	New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN, Series 702, 3.48%
	due 7/01/2014 (g)(h)(i)	4,213

8,966	New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN, Series 943, 3.53%
	due 7/01/2024 (e)(h)(i)	8,966

22,100	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Meridian Health System), VRDN,
	Series B, 3.29% due 7/01/2033 (h)	22,100

6,500	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health Inc.), VRDN, 3.38%
	due 7/01/2033 (h)	6,500

10,900	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Wiley Mission Project), VRDN,
	3.42% due 7/01/2029 (h)	10,900

7,840	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (RWJ Health Care
	Corporation), VRDN, 3.42% due 7/01/2032 (h)	7,840

2,400	New Jersey State Educational Facilities Authority Revenue Bonds (Princeton University), VRDN, Series B,
	3.10% due 7/01/2021 (h)	2,400

7,990	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Centenary College), VRDN,
	Series A, 3.42% due 10/01/2033 (h)	7,990

8,770	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (College of New Jersey), VRDN,
	Series A, 3.38% due 7/01/2029 (a)(h)	8,770

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,124	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series 1419,
	3.48% due 7/01/2036 (a)(h)(i)	$ 6,124

5,985	New Jersey State, GO, FLOATS, VRDN, Series 2209, 3.48% due 6/01/2017 (h)(i)	5,985

14,930	New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding Bonds, PUTTERS,
	VRDN, Series 247, 3.46% due 1/01/2013 (d)(e)(h)(i)	14,930

7,740	New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Refunding Bonds, VRDN, AMT,
	Series A, 3.47% due 5/01/2028 (f)(h)	7,740

24,800	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, VRDN, AMT,
	Series Q, 3.44% due 4/01/2032 (h)	24,800

5,000	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, VRDN, AMT,
	Series R, 3.44% due 4/01/2038 (h)	5,000

45,375	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, VRDN, AMT,
	Series V, 3.43% due 10/01/2037 (h)	45,375

10,925	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, VRDN,
	AMT, Series O, 3.15% due 10/01/2026 (h)	10,925

29,000	New Jersey State, TRAN, 4.50% due 6/24/2008	29,121

5,285	New Jersey State Transit Corporation, COP, ROCS, VRDN, Series II-R-3045, 3.53% due 9/15/2021 (e)(h)(i)	5,285

7,405	New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN, Series 963-D, 3.53%
	due 6/15/2025 (e)(h)(i)	7,405

68,555	New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN, Series 2086, 3.48%
	due 12/15/2017 (a)(h)(i)	68,555

6,040	New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS, VRDN, Series A13, 3.50%
	due 6/15/2020 (g)(h)(i)	6,040

11,670	New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS, VRDN, Series D70, 3.50%
	due 12/15/2022 (g)(h)(i)	11,670

16,290	New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN, Series 332, 3.46%
	due 12/15/2015 (a)(h)(i)	16,290

23,045	New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN, Series 2196, 3.52%
	due 6/15/2015 (a)(h)(i)	23,045

21,115	New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN, Series 2197, 3.52%
	due 6/15/2015 (a)(h)(i)	21,115

6,970	New Jersey State Transportation Trust Fund Authority Revenue Bonds, ROCS, VRDN, Series II-R-4040, 3.48%
	due 6/15/2022 (f)(h)(i)	6,970

3,845	New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds, FLOATS, VRDN,
	Series 1102, 3.48% due 12/15/2017 (f)(h)(i)	3,845

15,835	New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds, PUTTERS, VRDN,
	Series 241, 3.46% due 12/15/2018 (f)(h)(i)	15,835

2,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, ROCS, VRDN,
	Series II-R-684Z, 3.50% due 12/15/2036 (a)(h)(i)	2,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 16,115	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, GO, Refunding, ROCS, VRDN,
	Series II-R-4032, 3.48% due 1/01/2021 (f)(h)(i)	$ 16,115

25,000	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1, 3.35% due 1/01/2024 (f)(h)	25,000

56,900	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2, 3.35% due 1/01/2024 (f)(h)	56,900

2,750	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-3, 3.35% due 1/01/2024 (f)(h)	2,750

5,905	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, FLOATS, VRDN, Series K9, 3.14%
	due 1/01/2028 (f)(h)(i)	5,905

4,600	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, VRDN, Series D, 3.40%
	due 1/01/2018 (e)(h)	4,600

4,475	North Bergen Township, New Jersey, Municipal Utilities Authority, Sewer Revenue Subordinated
	Project Notes, 4.25% due 1/15/2008	4,476

7,900	North Wildwood, New Jersey, GO, BAN, 3.75% due 12/12/2008	7,944

3,500	Ocean City, New Jersey, BAN, 4% due 3/14/2008	3,502

7,780	Pennsauken Township, New Jersey, GO, BAN, Series A, 4% due 9/10/2008	7,796

6,814	Pilesgrove Township, New Jersey, GO, BAN, 4% due 8/28/2008	6,820

7,000	Port Authority of New York and New Jersey, CP, 2.88% due 2/04/2008	7,000

6,985	Port Authority of New York and New Jersey, CP, 3.45% due 2/05/2008	6,985

1,750	Port Authority of New York and New Jersey, PUTTERS, VRDN, AMT, Series 1089, 3.54% due 9/01/2013 (c)(h)(i)	1,750

1,350	Port Authority of New York and New Jersey Revenue Bonds, FLOATS, VRDN, AMT, Series 111TP, 3.57%
	due 9/01/2015 (c)(h)(i)	1,350

8,100	Port Authority of New York and New Jersey, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1546, 3.46%
	due 10/01/2014 (h)(i)	8,100

76,500	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile
	Structure Obligation), VRDN, AMT, Series 1R, 3.42% due 8/01/2028 (h)	76,500

65,900	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile
	Structure Obligation), VRDN, AMT, Series 4, 3.45% due 4/01/2024 (h)	65,900

49,200	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile
	Structure Obligation), VRDN, AMT, Series 6, 3.45% due 12/01/2017 (h)	49,200

4,705	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile
	Structure Obligation), VRDN, Series 3, 3.27% due 6/01/2020 (h)	4,705

15,400	Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds (Versatile
	Structure Obligation), VRDN, Series 5, 3.27% due 8/01/2024 (h)	15,400

2,562	Rahway, New Jersey, GO, BAN, 4.25% due 6/24/2008	2,567

4,618	Ringwood Boro, New Jersey, GO, BAN, 3.75% due 11/07/2008	4,633

25,525	Rutgers State University, New Jersey, Revenue Refunding Bonds, VRDN, Series A, 3.47% due 5/01/2018 (h)	25,525

2,161	Rutherford, New Jersey, GO, BAN, 3.50% due 7/01/2008	2,165

4,315	Rutherford, New Jersey, GO, BAN, 4% due 7/17/2008	4,320

2,473	South Bound Brook, New Jersey, GO, BAN, 4% due 8/22/2008	2,477

3,783	Summit, New Jersey, GO, BAN, 3.75% due 12/12/2008	3,803

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 3,560		Tinton Falls, New Jersey, GO, BAN, 4.125% due 3/06/2008	$ 3,563

	4,560	Tuckerton, New Jersey, GO, BAN, 4% due 6/20/2008	4,565

	21,245	UBS Municipal CRVS Trust, New Jersey EDA, Revenue Bonds, FLOATS, VRDN, Series 07-36, 3.50%
		due 9/01/2015 (h)(i)	21,245

	7,300	UBS Municipal CRVS Trust, New Jersey EDA, Revenue Bonds, FLOATS, VRDN, Series 2007-14, 3.47%
		due 1/01/2019 (e)(h)(i)	7,300

	4,600	University of Medicine and Dentistry of New Jersey, COP, ROCS, VRDN, Series II-R-6510, 3.48%
		due 6/15/2024 (g)(h)(i)	4,600

	26,600	University of Medicine and Dentistry of New Jersey, Revenue Refunding Bonds, VRDN, Series B, 3.42%
		due 12/01/2032 (a)(h)	26,600

	3,929	Waldwick, New Jersey, BAN, 4% due 6/20/2008	3,933

	2,500	Washington Township, Gloucester County, New Jersey, GO, BAN, 3.25% due 12/26/2008	2,505

	6,300	Washington Township, Morris County, New Jersey, GO, BAN, 4% due 10/24/2008	6,325

	4,725	Westfield, New Jersey, GO, BAN, 4% due 7/18/2008	4,737

	3,470	West Paterson, New Jersey, GO, TAN, 4% due 2/22/2008	3,471

	4,400	Woodbury, New Jersey, School District, GO, GAN, 4% due 12/04/2008	4,424

Puerto Rico - 2.3%	4,000	Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN,
		Series II-R-10001CE, 3.50% due 12/27/2008 (h)(i)	4,000

	13,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, ROCS, VRDN,
		Series II-R-789CE, 3.47% due 8/30/2009 (h)(i)	13,000

	5,000	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN, Series A-5, 3.35% due 7/01/2032 (e)(h)	5,000

	1,525	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805, 3.46%
		due 8/01/2027 (f)(h)(i)	1,525

	12,300	Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 3.46% due 8/01/2027 (a)(h)(i)	12,300

		Total Investments (Cost - $1,567,875*) - 102.0%	1,567,875
		Liabilities in Excess of Other Assets - (2.0%)	(30,383)

		Net Assets - 100.0%	$ 1,537,492

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	Assured Guaranty Insured.

(c)	CIFG Insured.

(d)	Escrowed to maturity.

(e)	FGIC Insured.

(f)	FSA Insured.

(g)	MBIA Insured.

(h)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008